Social Security and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Social Security and Other Taxes
Social Security and Other Taxes

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Value added tax	421	557
Wage tax	—	293
	421	850